Average Annual Total Returns{- Fidelity Freedom Blend 2060 Fund} - 03.31 Fidelity Freedom Blend Funds - Class K6 Combo Pro-04 - Fidelity Freedom Blend 2060 Fund	Fidelity Freedom Blend 2060 Fund- Class K6 Return Before Taxes Past 1 year	Fidelity Freedom Blend 2060 Fund- Class K6 Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F1032 Past 1 year	F1032 Since Inception
Total	18.02%	12.57%	[1]	18.40%	13.87%	[1]	16.54%	11.82%	[1]

[1]	(a)From August 31, 2018